Supplement dated September 19, 2016
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI), each as supplemented, of each of the following Funds, which are series of EGA Emerging Global Shares Trust (the Trust):
Fund (each a Fund and collectively, the Funds)	Prospectus, Summary Prospectus and SAI Dated
EGShares Beyond BRICs ETF	7/29/2016
EGShares EM Core ex-China ETF	7/29/2016
EGShares EM Quality Dividend ETF	7/29/2016
EGShares EM Strategic Opportunities ETF	7/29/2016
EGShares Emerging Markets Consumer ETF	7/29/2016
EGShares Emerging Markets Core ETF	7/29/2016
EGShares India Consumer ETF	7/29/2016
EGShares India Infrastructure ETF	7/29/2016
EGShares India Small Cap ETF	7/29/2016
On September 14, 2016, the Board of Trustees approved changes to the names of the Funds and the Trust effective October 19, 2016 (the Effective Date). As of the Effective Date, all references in the Prospectus, each Summary Prospectus and the SAI are hereby changed as follows:
Trust Name Change:
Current Trust Name	New Trust Name
EGA Emerging Global Shares Trust	Columbia ETF Trust II
Fund Name Changes and Related CUSIP Changes:
Current Fund Name	Current CUSIP	New Fund Name	New CUSIP
EGShares Beyond BRICs ETF	268461639	Columbia Beyond BRICs ETF	19762B103
EGShares EM Core ex-China ETF	26846L304	Columbia EM Core ex-China ETF	19762B202
EGShares EM Quality Dividend ETF	268461654	Columbia EM Quality Dividend ETF	19762B301
EGShares EM Strategic Opportunities ETF	268461621	Columbia EM Strategic Opportunities ETF	19762B400
EGShares Emerging Markets Consumer ETF	268461779	Columbia Emerging Markets Consumer ETF	19762B509
EGShares Emerging Markets Core ETF	268461464	Columbia Emerging Markets Core ETF	19762B608
EGShares India Consumer ETF	268461761	Columbia India Consumer ETF	19762B707
EGShares India Infrastructure ETF	268461845	Columbia India Infrastructure ETF	19762B806
EGShares India Small Cap ETF	268461811	Columbia India Small Cap ETF	19762B889
Shareholders should retain this Supplement for future reference.
SUP000_00_036_(09/16)